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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2002
                                                      ------------------

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

MARSHFIELD ASSOCIATES
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 DUPONT CIRCLE, NW  STE 310         WASHINGTON         DC          20036
--------------------------------------------------------------------------------
Business Address    (Street)            (City)         (State)       (Zip)

CHRIS NIEMCZEWSKI               MANAGING DIRECTOR              202-828-6200
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of     WASHINGTON     and the State of     DC     on
                             ------------------                  ----------
the   14    day of  NOVEMBER, 2002.
    -------        ---------

                                              MARSHFIELD ASSOCIATES
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)

                                                      [SIG]
                                  ----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.: Name:                     13F File No.:
------------------------- ------------- ------------------------- -------------
1.                                      6.
------------------------- ------------- ------------------------- -------------
2.                                      7.
------------------------- ------------- ------------------------- -------------
3.                                      8.
------------------------- ------------- ------------------------- -------------
4.                                      9.
------------------------- ------------- ------------------------- -------------
5.                                      10.
------------------------- ------------- ------------------------- -------------

                                                                 SEC 1685 (5/91)

                             Marshfield Associates
                                    FORM 13F
                                   30-Sep-02

                                                                                                                     Voting
                                                                                                                    Authority
                                  Title                    Value        Shares/  Sh/  Put/   Invstmt   Other    ------------------
Name of Issuer                   of class      CUSIP      (x$1000)      Prn Amt  Prn  Call   Dscretn  Managers  Sole  Shared  None
--------------                   --------      -----      --------      -------  ---  ----   -------  --------  ----  ------  ----
3M Co.                              COM      88579Y101        2133         19393 SH          Sole               19393
A.G. Edwards                        COM      281760108        1993         62320 SH          Sole               62320
Abbott Laboratories                 COM      002824100         205          5075 SH          Sole                5075
American Express Company            COM      025816109        5979        191761 SH          Sole              191761
American International Group        COM      026874107         878         16049 SH          Sole               16049
Berkley W.R. Corp                   COM      084423102        3323         97722 SH          Sole               97722
Berkshire Hathaway Class A          COM      084670108       24239           328 SH          Sole                 328
Berkshire Hathaway Class B          COM      084670207       34626         14047 SH          Sole               14047
Bristol Myers-Squibb                COM      110122108         627         26346 SH          Sole               26346
CCC Information Services            COM      12487Q109       19004       1453997 SH          Sole             1453997
Citigroup                           COM      172967101       38390       1294772 SH          Sole             1294772
Coca-Cola Company                   COM      191216100        1284         26771 SH          Sole               26771
Colgate-Palmolive Company           COM      194162103         620         11500 SH          Sole               11500
Disney (Walt) Company               COM      254687106         313         20702 SH          Sole               20702
Dover Corp.                         COM      260003108        4801        189150 SH          Sole              189150
Duke Energy Company                 COM      264399106       43554       2227804 SH          Sole             2227804
Enron Corporation                   COM      293561106           2         17793 SH          Sole               17793
ExxonMobil Corporation              COM      30231G102         710         22252 SH          Sole               22252
Federal Home Loan Mortgage Cor      COM      313400301        6242        111668 SH          Sole              111668
Federal National Mortgage Asso      COM      313586109        8589        144255 SH          Sole              144255
First Data Corp                     COM      319963104         205          7338 SH          Sole                7338
Gannett Inc.                        COM      364730101       14156        196115 SH          Sole              196115
General Electric Company            COM      369604103        5537        224641 SH          Sole              224641
Gillette Company, The               COM      375766102        1402         47363 SH          Sole               47363
Heineken Holdings NV Shs A          COM                        754         26946 SH          Sole               26946
HomeFed Corp                        COM                        341        344478 SH          Sole              344478
Intel Corp                          COM      458140100        1127         81126 SH          Sole               81126
Intl Business Machines Corpora      COM      459200101         281          4818 SH          Sole                4818
Johnson & Johnson                   COM      478160104       16428        303773 SH          Sole              303773
Leucadia National Corporation       COM      527288104       20948        616122 SH          Sole              616122
Lindt & Sprungli                    COM                        211           380 SH          Sole                 380
Markel Corp                         COM      570535104       31648        158892 SH          Sole              158892
Marriott International Inc Cla      COM      571900109        3960        136605 SH          Sole              136605
Martin Marietta Materials           COM      573284106       25137        771786 SH          Sole              771786
Mc Donald's Corporation             COM      580135101       13838        783566 SH          Sole              783566
Mercantile Bankshares Corp.         COM      587405101         324          8500 SH          Sole                8500
Merck & Co., Inc.                   COM      589331107        1815         39699 SH          Sole               39699
Microsoft Corporation               COM      594918104        1749         39992 SH          Sole               39992
Mohawk Industries                   COM      MHK             13591        273740 SH          Sole              273740
Morgan Stanley                      COM      617446448        9258        273260 SH          Sole              273260
Nestle ADR (Regular Shares)         COM      641069406         885         16537 SH          Sole               16537
Nestle SA Cham et Vevey (Regis      COM                        503          2300 SH          Sole                2300
Nike Inc Cl B                       COM      654106103         279          6470 SH          Sole                6470
Odyssey Re Holdings                 COM      67612W108       46193       2781049 SH          Sole             2781049
Oracle Corp                         COM      68389X105         106         13500 SH          Sole               13500
PepsiCo, Inc.                       COM      713448108        9700        262518 SH          Sole              262518
Pfizer Inc.                         COM      717081103        1820         62719 SH          Sole               62719
Roper Industries Inc                COM      776696106        5875        170290 SH          Sole              170290
Sabre Holdings Corp Cl A            COM      785905100        1145         59152 SH          Sole               59152
Sealed AirCorp                      COM      81211K100       11467        678913 SH          Sole              678913
St. Paul Companies                  COM      792860108        1266         44079 SH          Sole               44079
State Street Corp                   COM      857477103         481         12441 SH          Sole               12441
Student Loan Corp                   COM      863902102         222          2450 SH          Sole                2450
Verizon Communications              COM      077853109         230          8384 SH          Sole                8384
Washington Mutual Inc               COM      939322103       51758       1644679 SH          Sole             1644679
Washington Post Co Cl B             COM      939640108        3438          5298 SH          Sole                5298
Wells Fargo & Company               COM      949740104       25667        532957 SH          Sole              532957
White Mountains Insurance Grou      COM      G9618E107       76320        259150 SH          Sole              259150
Wyeth                               COM      983024100         212          6655 SH          Sole                6655
YUM! Brands Inc                     COM      988498101       59465       2145988 SH          Sole             2145988
REPORT SUMMARY                      60 DATA RECORDS         657254               0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED